Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development expenses
Schedule of information about research and development expenses

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Staff costs	13,803	11,074	7,985
Consulting and contractors’ fees	2,762	2,623	1,962
Q&A regulatory	263	263	511
Depreciation and amortization expense	1,314	1,014	952
Travel	1,179	862	455
Manufacturing and outsourced development	6,458	4,986	5,447
Clinical studies	4,929	8,568	3,923
Other expenses	1,674	1,618	1,018
IP costs	941	440	1,054
IT	1,802	—	—
Capitalized costs	(8,474)	(15,587)	(10,963)
Total research and development expenses	26,651	15,861	12,344